Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of external credit grades [line items]
Percent of debt security portfolio considered investment grade	99.00%
Carrying value	$ 157,035	$ 162,948	$ 174,499
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	75,902
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	15,262
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	11,310
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	27,696
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	20,668
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	966
FVTPL | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	59,357
FVTPL | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	9,440
FVTPL | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	9,267
FVTPL | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	23,050
FVTPL | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	17,007
FVTPL | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	593
FVOCI | Debt securities
Disclosure of external credit grades [line items]
Carrying value		$ 14,313
FVOCI | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Carrying value	16,545
FVOCI | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Carrying value	5,822
FVOCI | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Carrying value	2,043
FVOCI | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Carrying value	4,646
FVOCI | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Carrying value	3,661
FVOCI | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Carrying value	$ 373